General and Administrative Expenses (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 69,205	$ 60,000
Chief Executive and Chief Financial Officer compensation	9,000	9,000
Other professional fees	133,343	4,399
Total	211,548	73,399
Public registration costs	$ 132,091	$ 234,406
Common shares, issued (in shares)	3,018,112		2,400,000
Common shares, outstanding (in shares)	3,018,112		2,400,000